OTHER ASSETS	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER ASSETS

NOTE 3 – OTHER ASSETS

Other assets consisted of the following:

	March 31, 2024	December 31, 2023
Deposits	$108,361	$108,361
Lease Maintenance Reserve	689,750	689,750
Total Other Assets	$798,111	$798,111

NOTE 3 – OTHER ASSETS Other assets consisted of the following:
	2023	2022
Deposits	$108,361	$73,226
Lease Maintenance Reserve	689,750	689,750
Total Other Assets	$798,111	$762,976